Document and Entity Information	Dec. 31, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	iXBRL
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	Horizon Bancorp, Inc.
Entity Incorporation, State or Country Code	IN
Entity File Number	000-10792
Entity Tax Identification Number	35-1562417
Entity Address, Address Line One	515 FRANKLIN STREET
Entity Address, City or Town	MICHIGAN CITY
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46360
City Area Code	219
Local Phone Number	879-0211
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000706129
Title of 12(b) Security	Common
Trading Symbol	HBNC
Security Exchange Name	NASDAQ